Surety Reclamation Deposit	12 Months Ended
Dec. 31, 2025
Surety Reclamation Deposit [Abstract]
SURETY RECLAMATION DEPOSIT

NOTE 6 — SURETY RECLAMATION DEPOSIT

The Company received an initial cash deposit of $308,848 from the Utah Department of Natural Resources at the time the current owners took over the Company in 2013. The management team believes the Utah Department of Natural Resources has recourse on this deposit upon a corporate transaction event resulting in a change in ownership. The surety claim deposit is classified as a long-term liability for financial statement purposes.